Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Attributable to the shareholders of the Company [Member]	Share capital [Member]		Share premium [Member]	Cumulative translation adjustment [Member]	Capital reserves [Member]	Treasury shares, at cost [Member]	Retained earnings [Member]	Non-controlling interests [Member]
Balance as at Start of Period at Dec. 31, 2015	$ 3,188	$ 3,028	$ 544		$ 149	$ (400)	$ 93	$ (260)	$ 2,902	$ 160
Share-based compensation	15	15	0	[1]	25	0	(10)	0	0	0
Dividends	(226)	(222)	0		0	0	0	0	(222)	(4)
Changes in equity of equity-accounted investees	(15)	(15)	0		0	0	(15)	0	0	0
Non-controlling interests in business combinations from prior periods	(12)	0	0		0	0	0	0	0	(12)
Comprensive income (loss)	(291)	(232)	0		0	(81)	11	0	(162)	(59)
Balance as at End of Period at Dec. 31, 2016	2,659	2,574	544		174	(481)	79	(260)	2,518	85
Share-based compensation	16	16	1		12	0	3	0	0	0
Dividends	(178)	(177)	0		0	0	0	0	(177)	(1)
Comprensive income (loss)	433	446	0		0	148	(52)	0	350	(13)
Balance as at End of Period at Dec. 31, 2017	2,930	2,859	545		186	(333)	30	(260)	2,691	71
Share-based compensation	19	19	1		7	0	11	0	0	0
Dividends	(242)	(241)	0		0	0	0	0	(241)	(1)
Capitalization of subsidiary debt	73	0	0		0	0	0	0	0	73
Comprensive income (loss)	1,135	1,144	0		0	(91)	(58)	0	1,293	(9)
Balance as at End of Period at Dec. 31, 2018	$ 3,915	$ 3,781	$ 546		$ 193	$ (424)	$ (17)	$ (260)	$ 3,743	$ 134

[1]	Less than $1 million.